N-2	6 Months Ended
Jun. 30, 2024 $ / shares shares
Prospectus [Line Items]
Document Period End Date	Jun. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001486298
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	Blackstone Senior Floating Rate 2027 Term Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	BSL’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined in Note 3) will be invested in senior secured, floating rate loans (“Senior Loans”).

Senior Loans, Secured Loans and Senior Secured Loans are referred to collectively as “Loans” throughout the Notes to Financial Statements.

Share Price	$ 14.01
NAV Per Share	$ 14.80
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	COMMON SHARES
Outstanding Security, Authorized [Shares] | shares	13,008,542